BASIS OF PRESENTATION (Tables)	3 Months Ended
Mar. 31, 2019
Basis Of Presentation [Abstract]
Schedule of summary of subsidiaries
	Ownership Interest	Ownership Interest
	as at March 31	as at December 31
Name of Entity	2019	2018
Emerald Health Therapeutics Canada Inc. (EHTC)	100%	100%
Emerald Health Naturals Inc. (Naturals)	51%	-
Avalite Sciences Inc. (Avalite)	100%	100%
Pure Sunfarms Corp. (Pure Sunfarms)	50%	50%
Verdélite Sciences Inc. (Verdélite)	100%	100%
Verdélite Property Holdings Inc.	100%	100%